Offerings	Nov. 21, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$400,000,000 5.017% Guaranteed Notes due 2027
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit	1.01034
Maximum Aggregate Offering Price	$ 404,136,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,874
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$950,000,000 5.227% Guaranteed Notes due 2034
Amount Registered | shares	950,000,000
Proposed Maximum Offering Price per Unit	0.99599
Maximum Aggregate Offering Price	$ 946,190,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 144,862
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$650,000,000 4.868% Guaranteed Notes due 2029
Amount Registered | shares	650,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 650,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 99,515
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 5.017% Guaranteed Notes due 2027
Amount of Registration Fee	$ 0
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

(2)
BP p.l.c. will fully and unconditionally guarantee the 5.017% Guaranteed Notes due 2027, the 5.227% Guaranteed due 2034 and the 4.868% Guaranteed Notes due 2029 issued by B.P. Capital Markets America Inc. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to such guarantee.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 5.227% Guaranteed Notes due 2034
Amount of Registration Fee	$ 0
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

(2)
BP p.l.c. will fully and unconditionally guarantee the 5.017% Guaranteed Notes due 2027, the 5.227% Guaranteed due 2034 and the 4.868% Guaranteed Notes due 2029 issued by B.P. Capital Markets America Inc. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to such guarantee.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 4.868% Guarantee Notes due 2029
Amount of Registration Fee	$ 0
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.

(2)
BP p.l.c. will fully and unconditionally guarantee the 5.017% Guaranteed Notes due 2027, the 5.227% Guaranteed due 2034 and the 4.868% Guaranteed Notes due 2029 issued by B.P. Capital Markets America Inc. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to such guarantee.